Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 2, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Deutsche CROCI® International Fund (formerly Deutsche International Fund and DWS International Fund) and Deutsche International Value Fund (formerly DWS International Value Fund) (the “Funds”), each a series of Deutsche International Fund, Inc. (formerly DWS International Fund, Inc.) (the “Corporation”) (Reg. Nos. 002-14400 and 811-00642)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 150 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on November 26, 2014.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Sincerely yours,

s/Caroline Pearson

Caroline Pearson
Managing Director
Deutsche Investment Management Americas Inc.

cc:           Elizabeth Reza, Esq., Ropes & Gray L.L.P.